Investment Portfolioas of August 31, 2025 (Unaudited)
DWS Floating Rate Fund
	Principal Amount ($)	Value ($)

Loan Participations and Assignments 84.3%
Senior Loans (a)
Communication Services 6.6%
Altice Financing SA, Term Loan, 3 mo. USD Term SOFR + 5.0%, 9.318%, 10/31/2027	98,985	86,194
Altice France SA, Term Loan B14, 3 mo. USD Term SOFR + 5.5%, 9.818%, 8/15/2028	300,000	276,075
Clear Channel Outdoor Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 4.0%, 8.43%, 8/23/2028	344,830	345,692
CSC Holdings LLC, Term Loan B6, 1 mo. USD Term SOFR + 4.5%, 8.863%, 1/18/2028	497,449	496,944
Delta TopCo, Inc., Second Lien Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.574%, 11/29/2030	250,000	250,719
DirecTV Financing LLC, Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.82%, 8/2/2029	223,834	222,856
EW Scripps Co., Term Loan B2, 1 mo. USD Term SOFR + 5.75%, 10.23%, 6/30/2028	62,150	62,694
Gray Television, Inc., Term Loan D, 1 mo. USD Term SOFR + 3.0%, 7.468%, 12/1/2028	111,255	111,046
Houghton Mifflin Harcourt Publishing Co., Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.666%, 4/9/2029	738,608	696,400
iHeartCommunications, Inc., Term Loan, 1 mo. USD Term SOFR + 5.775%, 10.205%, 5/1/2029	398,000	336,199
Lumen Technologies, Inc.:
Term Loan B1, 1 mo. USD Term SOFR + 2.35%, 6.78%, 4/16/2029	689,678	686,713
Term Loan B2, 1 mo. USD Term SOFR + 2.35%, 6.78%, 4/15/2030	596,957	594,098
Neptune Bidco U.S., Inc., Term Loan B, 3 mo. USD Term SOFR + 5.0%, 9.429%, 4/11/2029	306,050	298,207
PUG LLC, Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.066%, 3/15/2030	815,264	790,806
Syniverse Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 7.0%, 11.296%, 5/13/2027	296,436	280,503
United Talent Agency LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.866%, 6/10/2032	410,360	413,437
Univision Communications, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.68%, 1/31/2029	198,972	198,392
Virgin Media Bristol LLC, Term Loan Y, 6 mo. USD Term SOFR + 3.175%, 7.373%, 3/31/2031	862,877	847,833
Zacapa SARL, Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.046%, 3/22/2029	435,380	436,251
Zayo Group Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.43%, 3/9/2027	200,000	194,067
Ziggo Financing Partnership, Term Loan I, 1 mo. USD Term SOFR + 2.5%, 6.978%, 4/30/2028	227,143	220,122
		7,845,248
Consumer Discretionary 10.3%
1011778 BC Unlimited Liability Co., Term Loan B6, 1 mo. USD Term SOFR + 1.75%, 6.066%, 9/20/2030	144,257	143,957
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.566%, 12/21/2028	332,027	331,924
AI Aqua Merger Sub, Inc., First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.351%, 7/31/2028	603,395	604,325
BCPE Empire Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.566%, 12/11/2030	347,006	346,942
CNT Holdings I Corp., Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.558%, 11/8/2032	313,742	314,017

Fanatics Commerce Intermediate Holdco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.68%, 11/24/2028	90,000	90,169
Fertitta Entertainment LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.566%, 1/27/2029	471,207	471,532
First Brands Group LLC:
Term Loan, 3 mo. USD Term SOFR + 5.0%, 9.57%, 3/30/2027	1,159,451	1,107,691
Second Lien Term Loan, 3 mo. USD Term SOFR + 8.5%, 13.07%, 3/30/2028	443,950	403,994
Flynn Restaurant Group LP, Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.066%, 1/28/2032	1,248,750	1,253,046
Great Outdoors Group LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.566%, 1/23/2032	660,113	662,836
Hunter Douglas, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.546%, 1/20/2032	341,302	342,119
IRB Holding Corp., First Lien Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.816%, 12/15/2027	177,073	177,128
J&J Ventures Gaming LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.816%, 4/26/2030	424,636	420,058
K-Mac Holdings Corp., Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.566%, 7/21/2028	250,000	251,876
Les Schwab Tire Centers, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 3 mo. USD Term SOFR + 2.5%, 6.699% - 6.816%, 4/23/2031	184,978	185,036
Mavis Tire Express Services Corp., Term Loan, 3 mo. USD Term SOFR + 3.0%, 7.199%, 5/4/2028	423,659	425,161
MH Sub I LLC:
Term Loan, 1 mo. USD Term SOFR + 4.25%, 8.566%, 5/3/2028	288,860	268,802
Term Loan B4, 1 mo. USD Term SOFR + 4.25%, 8.566%, 12/31/2031	163,343	141,666
Second Lien Term Loan, 1 mo. USD Term SOFR + 6.25%, 10.566%, 2/23/2029	102,618	89,384
Petco Health & Wellness Co., Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.807%, 3/3/2028	300,000	290,564
PetSmart LLC, Term Loan B, 1 mo. USD Term SOFR + 4.0%, 8.36%, 8/18/2032	247,423	245,374
RealTruck Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.18%, 1/31/2028	102,438	94,612
Recess Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.069%, 2/20/2030	247,503	249,244
Sabre GLBL, Inc., First Lien Term Loan B, 1 mo. USD Term SOFR + 5.0%, 9.416%, 6/30/2028	101,200	96,077
Scientific Games Holdings LP, Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.286%, 4/4/2029	1,012,355	1,003,284
Specialty Building Products Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.166%, 10/15/2028	198,461	193,042
Spin Holdco, Inc., Term Loan, 3 mo. USD Term SOFR + 4.0%, 8.577%, 3/4/2028	236,874	201,937
Staples, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.75%, 10.046%, 9/4/2029	517,424	475,815
Upbound Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.103%, 8/13/2032	259,566	260,324
Varsity Brands, Inc., Term Loan, 3 mo. USD Term SOFR + 3.25%, 7.448%, 8/26/2031	349,125	350,708
Wand NewCo 3, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.816%, 1/30/2031	385,956	385,643
Weber-Stephen Products LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.68%, 10/30/2027	99,046	98,975
Whatabrands LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.816%, 8/3/2028	295,514	295,905
		12,273,167
Consumer Staples 0.7%
Kingpin Intermediate Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.816%, 2/8/2028	195,748	195,340
Kronos Acquisition Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 4.0%, 8.296%, 7/8/2031	135,450	100,978
Primo Brands Corp., Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.546%, 3/31/2028	178,553	178,981

TKC Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 5.0%, 9.323%, 5/15/2028	248,819	249,960
UTZ Quality Foods LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.816%, 1/29/2032	155,549	155,918
		881,177
Energy 3.4%
AL GCX Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 2.0%, 6.349%, 5/17/2029	100,970	101,204
AL NGPL Holdings LLC, Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6.529%, 12/9/2030	327,345	327,877
Apro LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.107%, 7/9/2031	148,626	148,789
BCP Renaissance Parent LLC, Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6.755%, 10/31/2028	368,073	368,663
Brazos Delaware II LLC, Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.357%, 2/11/2030	179,193	179,584
CPV Shore Holdings LLC, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.046%, 2/4/2032	496,502	496,502
CQP Holdco LP, First Lien Term Loan B, 3 mo. USD Term SOFR + 2.0%, 6.296%, 12/31/2030	87,404	87,440
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.575%, 12/21/2028	626,167	627,451
NGL Energy Partners LP, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.066%, 2/3/2031	493,750	495,355
NorthRiver Midstream Finance LP, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.541%, 8/16/2030	145,196	145,536
Oryx Midstream Services Permian Basin LLC, Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.573%, 10/5/2028	578,605	579,149
Prairie ECI Acquiror LP, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.066%, 8/1/2029	246,884	249,384
TransMontaigne Operating Co. LP, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.816%, 11/17/2028	260,426	261,149
		4,068,083
Financials 16.3%
Acrisure LLC:
First Lien Term Loan B6, 1 mo. USD Term SOFR + 3.0%, 7.316%, 11/6/2030	1,193,230	1,194,167
Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.566%, 6/21/2032	497,503	498,048
Alera Group, Inc.:
Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.566%, 5/31/2032	1,000,000	1,005,255
Second Lien Term Loan, 1 mo. USD Term SOFR + 5.5%, 9.816%, 5/30/2033	300,000	311,812
Alliant Holdings Intermediate LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.823%, 9/19/2031	992,500	991,443
AmWINS Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.566%, 1/30/2032	248,750	248,942
Amynta Agency Borrower, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.066%, 12/29/2031	993,521	994,350
AqGen Island Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.316%, 8/2/2028	198,151	198,569
Boost Newco Borrower LLC, Term Loan B2, 3 mo. USD Term SOFR + 2.0%, 6.296%, 1/31/2031	148,003	148,336
Broadstreet Partners, Inc., Term Loan B4, 1 mo. USD Term SOFR + 2.75%, 7.066%, 6/13/2031	635,586	636,002
CFC Bidco Ltd., Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.041%, 7/1/2032	1,000,000	996,880
Deerfield Dakota Holding LLC, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.046%, 4/9/2027	381,157	380,204
Edelman Financial Center LLC:
Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.316%, 4/7/2028	625,973	627,554
Second Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.566%, 10/6/2028	200,000	200,751

Focus Financial Partners LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.066%, 9/15/2031	297,500	297,677
Goosehead Insurance Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.357%, 1/8/2032	498,750	501,867
Howden Group Holdings Ltd., Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.816%, 4/18/2030	494,937	496,909
HUB International Ltd., Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6.825%, 6/20/2030	1,121,967	1,125,451
I-Logic Technologies Bidco Ltd., Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.046%, 2/16/2028	181,515	182,037
Kestra Advisor Services Holdings A, Inc., Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.316%, 3/22/2031	198,502	198,732
Mermaid Bidco, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.571%, 7/3/2031	249,370	250,166
NEXUS Buyer LLC:
Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.816%, 7/31/2031	1,215,982	1,215,855
Second Lien Term Loan B, 1 mo. USD Term SOFR + 5.75%, 10.066%, 2/16/2032	500,000	499,582
Nuvei Technologies Corp., Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.066%, 11/17/2031	205,485	205,831
OneDigital Borrower LLC, Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.316%, 7/2/2031	995,000	996,672
Sedgwick Claims Management Services, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.816%, 7/31/2031	915,045	918,573
Summit Acquisition, Inc., Term Loan, 3 mo. USD Term SOFR + 3.5%, 7.832%, 10/16/2031	250,000	252,187
Trucordia Insurance Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.566%, 6/17/2032	500,000	502,815
Truist Insurance Holdings LLC:
Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.046%, 5/6/2031	2,051,613	2,057,388
Second Lien Term Loan, 3 mo. USD Term SOFR + 4.75%, 9.046%, 5/6/2032	300,000	307,062
USI, Inc.:
Term Loan D, 3 mo. USD Term SOFR + 2.25%, 6.546%, 11/21/2029	642,650	642,499
Term Loan C, 3 mo. USD Term SOFR + 2.25%, 6.546%, 9/29/2030	196,520	196,535
VFH Parent LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.816%, 6/21/2031	150,000	150,750
		19,430,901
Health Care 8.3%
ADMI Corp., Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 8.18%, 12/23/2027	246,925	224,949
Amneal Pharmaceuticals LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.816%, 8/1/2032	1,000,000	1,007,500
Aveanna Healthcare LLC, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.049%, 7/17/2028	496,392	496,908
Bausch Health Companies, Inc., Term Loan B, 1 mo. USD Term SOFR + 6.25%, 10.566%, 10/8/2030	400,000	396,056
Embecta Corp., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.316%, 3/30/2029	149,347	149,429
Endo Luxembourg Finance Co. I SARL, First Lien Term Loan, 1 mo. USD Term SOFR + 4.0%, 8.316%, 4/23/2031	595,500	598,552
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.0%, 8.396%, 10/1/2027	642,923	633,761
Global Medical Response, Inc., Term Loan, 3 mo. USD Term SOFR + 4.75%, 8.946%, 10/31/2028 PIK	199,587	199,912
Hanger, Inc.:
Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.816%, 10/23/2031	8,534	8,562
Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.816%, 10/23/2031	441,858	443,332
Heartland Dental LLC, Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.066%, 8/6/2032	592,996	593,737
LifePoint Health, Inc., First Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.068%, 5/19/2031	770,177	765,918
MED ParentCo LP, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.566%, 4/15/2031	500,000	502,228
Medline Borrower LP, Term Loan B, 1 mo. USD Term SOFR + 2.0%, 6.316%, 10/23/2030	498,744	499,213

National Mentor Holdings, Inc.:
Term Loan, 1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%, 8.146% - 8.166%, 3/2/2028	417,608	413,282
Term Loan C, 3 mo. USD Term SOFR + 3.75%, 8.146%, 3/2/2028	12,428	12,299
One Call Corp., Term Loan, 3 mo. USD Term SOFR + 5.5%, 10.075%, 4/22/2027	98,462	96,738
Outcomes Group Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.316%, 5/6/2031	196,262	197,647
Pediatric Associates Holding Co. LLC, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.82%, 12/29/2028	146,144	134,773
Radiology Partners, Inc., Term Loan, 3 mo. USD Term SOFR + 4.5%, 8.796%, 6/30/2032	600,000	601,188
Southern Veterinary Partners LLC, Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6.819%, 12/4/2031	497,503	497,839
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.0%, 8.296%, 9/27/2030	197,249	196,361
Surgery Center Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.816%, 12/19/2030	95,731	95,959
Team Health Holdings, Inc., Term Loan B, 6/23/2028 (b)	750,000	748,519
U.S. Anesthesia Partners, Inc., Term Loan, 1 mo. USD Term SOFR + 4.25%, 8.718%, 10/1/2028	433,125	432,133
		9,946,795
Industrials 16.2%
Air Comm Corp. LLC, Term Loan, 3 mo. USD Term SOFR + 2.75%, 7.064%, 12/11/2031	469,359	471,412
Arches Buyer, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.666%, 12/6/2027	229,470	230,152
Asurion LLC:
Term Loan B9, 1 mo. USD Term SOFR + 3.25%, 7.68%, 7/31/2027	482,866	483,247
Term Loan B10, 1 mo. USD Term SOFR + 4.0%, 8.416%, 8/19/2028	380,386	379,642
Second Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 9.68%, 1/31/2028	500,000	488,125
Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.68%, 1/20/2029	600,000	571,734
Brand Industrial Services, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.5%, 8.796%, 8/1/2030	148,619	131,231
Brown Group Holding LLC:
Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.816%, 7/1/2031	542,997	543,073
Term Loan B2, 1 mo. USD Term SOFR + 2.75%, 7.066%, 7/1/2031	483,107	483,711
CD&R Hydra Buyer, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.0%, 8.416%, 3/25/2031	198,492	197,252
Cornerstone Building Brands, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.713%, 4/12/2028	197,668	188,074
Creative Artists Agency LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.816%, 10/1/2031	397,751	399,029
Crosby U.S. Acquisition Corp., First Lien Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.816%, 8/16/2029	394,020	396,575
Dynasty Acquisition Co., Inc.:
First Lien Term Loan B1, 1 mo. USD Term SOFR + 2.0%, 6.316%, 10/31/2031	339,427	340,807
First Lien Term Loan B2, 1 mo. USD Term SOFR + 2.0%, 6.316%, 10/31/2031	129,107	129,632
EMRLD Borrower LP, Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.566%, 8/4/2031	694,750	694,236
Engineered Machinery Holdings, Inc., Second Lien Term Loan, 3 mo. USD Term SOFR + 6.5%, 11.057%, 5/21/2029	150,000	150,750
Filtration Group Corp., Term Loan, 1 mo. USD Term SOFR + 2.75%, 7.066%, 10/21/2028	566,550	569,737
First Advantage Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.066%, 10/31/2031	489,597	491,435
Garda World Security Corp., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.362%, 2/1/2029	496,652	497,459
Gloves Buyer, Inc., Term Loan, 1 mo. USD Term SOFR + 4.0%, 8.316%, 5/21/2032	300,000	296,137
Heritage-Crystal Clean, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.069%, 10/17/2030	493,734	495,894

ITG Communications LLC, Term Loan B, 3 mo. USD Term SOFR + 4.75%, 8.947%, 7/1/2031	250,000	247,188
Kaman Corp.:
Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.949%, 2/26/2032	913,793	916,653
Term Loan, 3 mo. USD Term SOFR + 2.75%, 7.078%, 2/26/2032	8,276	8,302
Kenan Advantage Group, Inc., Term Loan B4, 1 mo. USD Term SOFR + 3.25%, 7.566%, 1/25/2029	1,460,455	1,436,722
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.856%, 12/2/2031	450,000	452,999
LTI Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.566%, 7/29/2029	397,499	399,528
Osmose Utilities Services, Inc., Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.68%, 6/23/2028	198,454	195,328
Pre-Paid Legal Services, Inc., Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.566%, 12/15/2028	740,483	737,443
Quikrete Holdings, Inc.:
Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.566%, 4/14/2031	298,001	298,281
Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.566%, 2/10/2032	201,495	201,684
Rand Parent LLC, Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.296%, 3/18/2030	283,509	282,851
Spirit Aerosystems, Inc., Term Loan, 3 mo. USD Term SOFR + 4.5%, 8.808%, 1/15/2027	145,875	146,787
Third Coast Infrastructure LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.066%, 9/25/2030	493,750	496,530
Tidal Waste & Recycling Holdings LLC, Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.296%, 10/24/2031	498,750	502,304
Titan Acquisition Ltd., Term Loan B, 3 mo. USD Term SOFR + 4.5%, 6 mo. USD Term SOFR + 4.5%,, 8.666% - 8.796%, 2/15/2029	289,333	290,667
TK Elevator Midco GmbH, Term Loan B, 6 mo. USD Term SOFR + 3.0%, 7.197%, 4/30/2030	238,761	239,874
TransDigm, Inc.:
Term Loan J, 3 mo. USD Term SOFR + 2.5%, 6.796%, 2/28/2031	922,505	924,286
Term Loan L, 3 mo. USD Term SOFR + 2.5%, 6.796%, 1/19/2032	248,125	248,604
Term Loan K, 3 mo. USD Term SOFR + 2.75%, 7.046%, 3/22/2030	526,153	528,042
TruGreen LP, Term Loan, 1 mo. USD Term SOFR + 4.0%, 8.416%, 11/2/2027	545,080	532,478
Veritiv Corp., Term Loan B, 3 mo. USD Term SOFR + 4.0%, 8.296%, 11/30/2030	497,494	492,656
Victory Buyer LLC, Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.18%, 11/19/2028	347,819	348,762
VT Topco, Inc., First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.356%, 8/9/2030	498,744	499,756
WIN Waste Innovations Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.18%, 3/24/2028	265,911	266,267
		19,323,336
Information Technology 14.1%
Applied Systems, Inc., First Lien Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.446%, 2/24/2031	247,506	247,545
Ascend Learning LLC:
Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.316%, 12/11/2028	1,097,250	1,098,051
Second Lien Term Loan, 1 mo. USD Term SOFR + 5.75%, 10.166%, 12/10/2029	117,550	117,844
Athenahealth Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.066%, 2/15/2029	1,480,336	1,481,106
Boxer Parent Co., Inc., Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.199%, 7/30/2031	793,467	793,388
Bracket Intermediate Holding Corp., Term Loan, 3 mo. USD Term SOFR + 4.25%, 8.546%, 5/8/2028	146,024	147,119
Camelot U.S. Acquisition LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.066%, 1/31/2031	512,072	509,703
Cast & Crew Payroll LLC, Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.066%, 12/29/2028	195,919	179,743
Central Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.546%, 7/6/2029	396,751	332,898
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.93%, 6/2/2028	242,674	242,461
Cotiviti Corp., Term Loan, 1 mo. USD Term SOFR + 2.75%, 7.104%, 5/1/2031	687,537	688,400

Cvent, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.046%, 6/17/2030	217,076	217,135
DTI Holdco, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.0%, 8.316%, 4/26/2029	748,125	715,316
Ellucian Holdings, Inc., First Lien Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.066%, 10/9/2029	199,500	199,937
Epicor Software Corp., Term Loan E, 1 mo. USD Term SOFR + 2.5%, 6.816%, 5/30/2031	299,246	300,350
Flash Charm, Inc., Term Loan, 3 mo. USD Term SOFR + 3.5%, 7.796%, 3/2/2028	208,862	194,503
Imagine Learning LLC, Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.816%, 12/21/2029	205,943	188,953
KnowBe4, Inc., Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.064%, 7/23/2032	500,000	502,500
McAfee LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.349%, 3/1/2029	607,592	582,021
Mitchell International, Inc.:
First Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.566%, 6/17/2031	594,753	596,546
Second Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.566%, 6/17/2032	200,000	198,550
Modena Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 4.5%, 8.808%, 7/1/2031	744,375	734,010
Nielsen Consumer, Inc., First Lien Term Loan, 1 mo. USD Term SOFR + 2.5%, 6.816%, 10/31/2030	298,502	297,506
Particle Investments SARL, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.066%, 3/28/2031	148,125	149,329
PointClickCare Technologies, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.082%, 11/3/2031	298,500	299,807
Polaris Newco LLC, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.32%, 6/2/2028	407,005	388,389
Project Alpha Intermediate Holding, Inc.:
First Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.546%, 10/26/2030	446,879	448,861
Second Lien Term Loan, 3 mo. USD Term SOFR + 5.0%, 9.296%, 5/9/2033	250,000	249,533
Project Boost Purchaser LLC, Term Loan, 3 mo. USD Term SOFR + 2.75%, 7.068%, 7/16/2031	250,000	250,014
Proofpoint, Inc.:
Term Loan, 8/31/2028 (b)	500,000	503,645
Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.316%, 8/31/2028	617,482	621,983
RealPage, Inc., First Lien Term Loan, 3 mo. USD Term SOFR + 3.0%, 7.557%, 4/24/2028	395,381	395,313
Red Planet Borrower LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.166%, 10/2/2028	295,777	295,594
Rocket Software, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.066%, 11/28/2028	99,250	99,622
SMX Group LLC, Term Loan, 3 mo. USD Term SOFR + 4.5%, 8.796%, 2/6/2032	199,500	200,311
Sovos Compliance LLC, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.476%, 8/13/2029	394,696	396,004
Surf Holdings LLC, Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.93%, 3/5/2027	99,477	99,788
UKG, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6.81%, 2/10/2031	762,706	763,217
Verifone Systems, Inc., Term Loan, 3 mo. USD Term SOFR + 5.5%, 10.07%, 8/18/2028	167,339	159,783
Vision Solutions, Inc., Term Loan, 3 mo. USD Term SOFR + 4.0%, 8.57%, 4/24/2028	141,500	132,568
VS Buyer LLC, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.56%, 4/12/2031	146,204	146,509
Zelis Payments Buyer, Inc., Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.566%, 11/26/2031	646,750	648,234
		16,814,089
Materials 5.3%
Albaugh LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.066%, 4/6/2029	387,000	386,354
Altium Packaging LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.816%, 6/11/2031	339,975	335,248
American Rock Salt Co. LLC, Term Loan, 3 mo. USD Term SOFR + 4.0%, 8.46%, 6/9/2028	147,692	112,615
AMG Advanced Metallurgical Group NV, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.93%, 11/30/2028	190,271	190,033
Charter NEX U.S., Inc., Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 7.107%, 11/29/2030	410,650	412,847

Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175%, 7.491%, 4/13/2029	510,154	510,268
GEON Performance Solutions LLC, Term Loan, 3 mo. USD Term SOFR + 4.25%, 8.807%, 8/18/2028	220,624	206,559
Illuminate Buyer LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.816%, 12/31/2029	164,385	164,981
Ineos U.S. Finance LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.566%, 2/18/2030	563,243	518,651
Innophos, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.68%, 3/16/2029	345,202	345,289
Jadex, Inc., Term Loan, 1 mo. USD Term SOFR + 4.75%, 9.18%, 2/18/2028	290,700	266,717
Mauser Packaging Solutions Holding Co., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.354%, 4/15/2027	245,780	246,062
Nouryon Finance BV, Term Loan B1, 1 mo. USD Term SOFR + 3.25%, 7.601%, 4/3/2028	311,960	313,325
Olympus Water U.S. Holding Corp., Term Loan, 3 mo. USD Term SOFR + 3.0%, 7.296%, 6/20/2031	137,010	136,668
PMHC II, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.728%, 4/23/2029	195,169	155,668
Proampac PG Borrower LLC, Term Loan, 3 mo. USD Term SOFR + 4.0%, 8.195% - 8.318%, 9/15/2028	279,278	279,836
TricorBraun Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.566%, 3/3/2031	474,742	472,990
Trident TPI Holdings, Inc., Term Loan B7, 3 mo. USD Term SOFR + 3.75%, 8.046%, 9/15/2028	374,975	359,775
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.073%, 8/1/2030	879,975	882,360
		6,296,246
Utilities 3.1%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.0%, 6.316%, 9/30/2031	595,999	595,877
Cogentrix Finance Holdco I LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.065%, 2/26/2032	498,750	500,620
Edgewater Generation LLC, Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.316%, 8/1/2030	651,621	654,606
EFS Cogen Holdings I LLC, Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.308%, 10/3/2031	824,628	829,988
Invenergy Thermal Operating I LLC:
Term Loan B, 3 mo. USD Term SOFR + 3.5%, 7.796%, 5/17/2032	656,719	664,517
Term Loan C, 3 mo. USD Term SOFR + 3.5%, 7.796%, 5/17/2032	43,781	44,301
Lackawanna Energy Center LLC, Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.351%, 8/5/2032	350,000	352,335
Vistra Zero Operating Co. LLC, Term Loan B, 1 mo. USD Term SOFR + 2.0%, 6.316%, 4/30/2031	126,860	126,365
		3,768,609
Total Loan Participations and Assignments (Cost $100,925,353)		100,647,651

Corporate Bonds 3.3%
Communication Services 0.0%
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029	50,000	49,725
Consumer Discretionary 0.3%
Odeon Finco PLC, 144A, 12.75%, 11/1/2027	200,000	207,307
Sabre GLBL, Inc.:
144A, 8.625%, 6/1/2027	22,000	22,267
144A, 10.75%, 11/15/2029	23,000	22,235
Staples, Inc., 144A, 10.75%, 9/1/2029	100,000	95,750
		347,559

Consumer Staples 0.2%
TKC Holdings, Inc., 144A, 10.5%, 5/15/2029	150,000	153,148
TreeHouse Foods, Inc., 4.0%, 9/1/2028	50,000	46,444
		199,592
Energy 0.4%
Venture Global LNG, Inc., 144A, 9.0%, Perpetual	500,000	496,521
Financials 0.4%
Acrisure LLC, 144A, 6.0%, 8/1/2029	100,000	98,000
Alliant Holdings Intermediate LLC:
144A, 6.75%, 10/15/2027	100,000	100,240
144A, 6.75%, 4/15/2028	50,000	51,005
Ardonagh Group Finance Ltd., 144A, 8.875%, 2/15/2032	200,000	211,697
		460,942
Health Care 0.3%
AdaptHealth LLC, 144A, 4.625%, 8/1/2029	100,000	94,550
Embecta Corp., 144A, 5.0%, 2/15/2030	50,000	46,854
LifePoint Health, Inc., 144A, 11.0%, 10/15/2030	100,000	110,237
Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/2029	100,000	103,191
		354,832
Industrials 0.5%
Allied Universal Holdco LLC, 144A, 7.875%, 2/15/2031	100,000	105,088
VistaJet Malta Finance PLC, 144A, 6.375%, 2/1/2030	500,000	481,280
		586,368
Information Technology 0.8%
Cloud Software Group, Inc.:
144A, 6.5%, 3/31/2029	301,000	304,310
144A, 9.0%, 9/30/2029	500,000	521,215
Rocket Software, Inc., 144A, 6.5%, 2/15/2029	150,000	144,262
		969,787
Materials 0.2%
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030	200,000	210,275
Utilities 0.2%
Vistra Corp., 144A, 7.0%, Perpetual	300,000	303,613
Total Corporate Bonds (Cost $3,927,558)		3,979,214

	Shares	Value ($)

Common Stocks 0.0%
Communication Services
iHeartMedia, Inc. “A”*	1,111	2,366
Windstream Holdings, Inc.* (c)	551	11,020
Total Common Stocks (Cost $25,508)		13,386

Warrants 0.0%
Communication Services
iHeartMedia, Inc., Expiration Date 5/1/2039* (Cost $151,344)	8,350	12,525

Closed-End Investment Companies 0.3%
Nuveen Credit Strategies Income Fund (Cost $350,525)	63,386	349,257

Exchange-Traded Funds 8.7%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	10,458	408,803
Invesco Senior Loan ETF	45,367	949,078
SPDR Blackstone Senior Loan ETF	142,903	5,944,765
SPDR Bloomberg High Yield Bond ETF	7,742	754,922
SPDR Portfolio High Yield Bond ETF	95,008	2,264,991
Total Exchange-Traded Funds (Cost $10,280,574)		10,322,559

Cash Equivalents 4.7%
DWS Central Cash Management Government Fund, 4.38% (d) (Cost $5,576,138)	5,576,138	5,576,138

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $121,237,000)	101.3	120,900,730
Other Assets and Liabilities, Net	(1.3)	(1,550,181)
Net Assets	100.0	119,350,549
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 are as follows:
Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
Affiliated Securities 0.0%
Xtrackers Short Duration High Yield Bond ETF (e)
251,889	49,606	303,408	4,213	(2,300)	4,923	—	—	—
Cash Equivalents 4.7%
DWS Central Cash Management Government Fund, 4.38% (d)
6,933,790	17,050,820	18,408,472	—	—	53,423	—	5,576,138	5,576,138
7,185,679	17,100,426	18,711,880	4,213	(2,300)	58,346	—	5,576,138	5,576,138

*	Non-income producing security.
(a)
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of August 31, 2025. Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	All or a portion of the security represents unsettled loan commitments at August 31, 2025 where the rate will be determined at the time of settlement.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Windstream Holdings, Inc.	6/9/23	5,510	11,020	0.0

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Affiliated fund managed by DBX Advisors LLC.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
At August 31, 2025, the Fund had unfunded loan commitments of $155,542, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation ($)
Air Comm Corp. LLC, Term Loan, 12/11/2031	29,421	29,616	195
Hanger, Inc., Term Loan, 10/23/2031	48,265	48,641	376
Kaman Corp., Term Loan, 2/26/2032	77,856	78,175	319
Total	155,542	156,432	890
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Loan Participations and Assignments (a)	$—	$100,647,651	$—	$100,647,651
Corporate Bonds (a)	—	3,979,214	—	3,979,214
Common Stocks
Communication Services	2,366	11,020	—	13,386
Warrants	—	12,525	—	12,525
Closed-End Investment Companies	349,257	—	—	349,257
Exchange-Traded Funds	10,322,559	—	—	10,322,559
Short-Term Investments	5,576,138	—	—	5,576,138
Unfunded Loan Commitment (b)	—	890	—	890
Total	$16,250,320	$104,651,300	$—	$120,901,620

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Includes appreciation (depreciation) on unfunded loan commitments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DFRF-PH1